DEBENTURES	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 11:	DEBENTURES

On September 16, 2015, the Company concluded a public offering in Israel on the Tel-Aviv Stock Exchange (the “TASE”) of NIS 101,014 (net of issuance expenses) Series A Secured Debentures (the “Series A Secured Debentures”) that are in NIS (not linked to any currency or index) and secured by liens on certain shares of Formula’s subsidiaries and affiliates held by Formula (with a loan-to-value of not more than 60%), and of $ 32,148 (net of issuance expenses) Series B Convertible Debentures (the " Series B Convertible Debentures") that are linked to the U.S Dollar and convertible into ordinary shares of Formula (the Convertible Debentures together with the Secured Debentures - the “New Debentures”). The New debentures were offered and sold pursuant to a shelf prospectus filed with the Israeli Securities Authority (the “ISA”) and TASE on August 6, 2015, amended thereafter on September 3, 2015.

The Company accounts for the outstanding principal amount of our New Debentures as long-term liability, in accordance with ASC 470, “Debt”, with current maturities classified as short-term liabilities. Debt issuance costs are capitalized and reported as deferred financing costs, which are amortized over the life of the New Debentures using the effective interest rate method. As of December 31, 2015, the value of the Series A Secured Debentures and the value of Series B Convertible Debentures was NIS 101,907 (approximately $ 26,118) and $ 32,378 respectively.

The public offering of the New Debentures was made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the “Securities Act”)), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act), and was exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder. The sale of the debentures was not registered under the Securities Act, and the debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

Series A Secured Debentures (NIS 102,260,000 par value)

The Series A Secured Debentures were issued at a purchase price equal to 100% of their par value and bear fixed annual interest at a rate of 2.8% (which may vary based on the credit rating of the debentures), payable semi-annually. The proceeds of the offering, before early commitment commission of $129 with respect to the units for which the qualified investors have committed to subscribe, and issuance costs of $190, amounted to NIS 102,260 (approximately $ 26,295). The principal of the Series A Secured Debentures, are in NIS (not linked to any currency or index) and will be repaid in eight equal annual installments commencing on July 2, 2017. Formula may redeem the Series A Secured Debentures or any part thereof at its discretion after 60 days from their issuance date subject to certain conditions.

In accordance with the terms of the indenture related to that Series A Secured debentures, the collateral will consist of the following shares of the Company’s subsidiaries and affiliate held by the Company:

⋅	2,435,910 ordinary shares, par value 1.0 New Israeli Shekels (“NIS”) per share, of the Company’s subsidiary, Matrix IT Ltd.;
⋅	2,338,483 ordinary shares, par value NIS 0.1 per share, of the Company’s affiliate, Magic Software Enterprises Ltd.; and
⋅	1,260,266 common shares, par value €0.01 per share, of the Company’s affiliate, Sapiens International Corporation N.V.

Series B Convertible Debentures (NIS 125,000,000 par value)

The Series B Convertible Debentures were issued at a purchase price equal to 102% of their par value and bear fixed annual interest at a rate of 2.74% (which may vary based on the credit rating of the debentures), payable in one installment upon maturity of the debentures on March 26, 2019 (at which time the accrued interest will constitute 10% of the principal amount of the Convertible Bonds, in the aggregate). The proceeds of the offering, before early commitment commission of $131 with respect to the units for which the qualified investors committed to subscribe, and issuance costs of $236, amounted to $32,785. The principal of the Bonds is subject to adjustment based on changes in the exchange rate between the NIS and the U.S. Dollar relative to the exchange rate on September 8, 2015 (3.922), and will be repaid on March 26, 2019. Formula may not redeem the Series B Convertible Debentures or any part thereof at its discretion.

The Series B Convertible Debentures are convertible, at the election of each holder, into the Formula’s ordinary shares at a conversion price of NIS 157 par value of Convertible Debentures per one share from the date of issuance and until March 10, 2019. The conversion price is subject to adjustment in the event that the Company effects a share split or reverse share split, a rights offering or a distribution of bonus shares or a cash dividend. As of December 31, 2015, the adjusted conversion price to one share is NIS 154.8 par value following cash dividend distribution.

The following is the change in the carrying amount of the New Debentures during 2015:

Balance as of January 1, 2015	$-
Issuance of convertible and secured debentures, net	58,394
Accrued interest	476
Premium and issuance costs Amortization	(16)
Foreign currency translation adjustments	(357)

Balance as of December 31, 2015	$58,497	*

* include short term accrued interest of $213

As of December 31, 2015, the Company satisfied all of the financial covenants associated with both, the Convertible Bonds and the Secured Bonds.

As of December 31, 2015, the aggregate principal annual payments of the bonds are as follows:

Repayment
amount

2016	$-
2017	3,276
2018	3,276
2019	35,147
2020 and thereafter	16,379

Total	$58,078